Capital management and fair values of financial instruments (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Financial assets, accounting value	R$ 33,406,040	R$ 19,515,659
Financial assets, fair value	12,079,088	5,633,882
Financial liabilities, accounting value	27,956,065	16,482,564
Financial liabilities, fair value	66,545	56,758
Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets, fair value	12,001,701	5,524,666
Financial liabilities, fair value	66,545	56,758
Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets, fair value	77,387	109,216
Fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, accounting value	66,545	56,758
Financial liabilities at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, accounting value	27,889,520	16,425,806
Liabilities with financial institutions
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, accounting value	5,341,464	1,756,913
Liabilities with financial institutions | Financial liabilities at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, accounting value	5,341,464	1,756,913
Liabilities with customer
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, accounting value	18,333,543	12,436,632
Liabilities with customer | Financial liabilities at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, accounting value	18,333,543	12,436,632
Securities issued [Member]..
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, accounting value	3,572,093	1,729,436
Securities issued [Member].. | Financial liabilities at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, accounting value	3,572,093	1,729,436
Derivative financial instrument
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, accounting value	66,545	56,758
Financial liabilities, fair value	66,545	56,758
Derivative financial instrument | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, fair value	66,545	56,758
Derivative financial instrument | Fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, accounting value	66,545	56,758
Borrowing and onlending [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, accounting value	25,071	27,405
Borrowing and onlending [Member] | Financial liabilities at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, accounting value	25,071	27,405
Other liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, accounting value	617,349	475,420
Other liabilities [Member] | Financial liabilities at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, accounting value	617,349	475,420
Fair value through profit or loss - FVTPL
Disclosure of detailed information about financial instruments [line items]
Financial assets, accounting value	865,365	232,752
Fair value through other comprehensive income - FVOCI
Disclosure of detailed information about financial instruments [line items]
Financial assets, accounting value	11,137,938	5,291,154
Amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets, accounting value	21,402,736	13,991,753
Cash and cash equivalents [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, accounting value	500,446	2,154,687
Cash and cash equivalents [Member] | Amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets, accounting value	500,446	2,154,687
Amounts due from financial institution
Disclosure of detailed information about financial instruments [line items]
Financial assets, accounting value	2,051,862	502,369
Amounts due from financial institution | Amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets, accounting value	2,051,862	502,369
Compulsory deposits at Banco Central do Brasil..
Disclosure of detailed information about financial instruments [line items]
Financial assets, accounting value		1,709,729
Compulsory deposits at Banco Central do Brasil.. | Amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets, accounting value		1,709,729
Loans and advances to customers
Disclosure of detailed information about financial instruments [line items]
Financial assets, accounting value	17,216,362	8,790,058
Loans and advances to customers | Amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets, accounting value	17,216,362	8,790,058
Underlying security
Disclosure of detailed information about financial instruments [line items]
Financial assets, accounting value	12,757,687	5,812,622
Financial assets, fair value	11,914,753	5,497,153
Underlying security | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets, fair value	11,914,753	5,497,153
Underlying security | Fair value through profit or loss - FVTPL
Disclosure of detailed information about financial instruments [line items]
Financial assets, accounting value	778,417	205,238
Underlying security | Fair value through other comprehensive income - FVOCI
Disclosure of detailed information about financial instruments [line items]
Financial assets, accounting value	11,137,938	5,291,154
Underlying security | Amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets, accounting value	841,333	315,470
Derivative financial instrument
Disclosure of detailed information about financial instruments [line items]
Financial assets, accounting value	86,948	27,513
Financial assets, fair value	86,948	27,513
Derivative financial instrument | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets, fair value	86,948	27,513
Derivative financial instrument | Fair value through profit or loss - FVTPL
Disclosure of detailed information about financial instruments [line items]
Financial assets, accounting value	86,948	27,513
Other assets [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, accounting value	792,735	518,681
Financial assets, fair value	77,387	109,216
Other assets [Member] | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets, fair value	77,387	109,216
Other assets [Member] | Amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets, accounting value	R$ 792,735	R$ 518,681